INCOME TAX - Summary of Tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Deferred (note 20)	$ 0	$ 0	$ (4,241)
Total tax charge/(credit) for the year	(1,864)	625	(3,614)
United States of America
Major Components Of Tax Expense Income [Line Items]
Current	511	224	211
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current	$ (2,375)	$ 401	$ 416